Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2011
Net Change in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year Ended March 31,
	2009	2010	2011	2011
Liabilities for quality assurances at beginning of year	¥499,987	¥568,834	¥680,408	$8,183
Payments made during year	(407,675)	(425,976)	(476,771)	(5,734)
Provision for quality assurances	526,503	558,190	588,224	7,074
Changes relating to pre-existing quality assurances	(17,869)	(21,606)	(1,701)	(20)
Other	(32,112)	966	(25,791)	(310)

Liabilities for quality assurances at end of year	¥568,834	¥680,408	¥764,369	$9,193

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances above

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Liabilities for recalls and other safety measures at beginning of year	¥53,603	¥139,577	¥301,422	$3,625
Payments made during year	(69,812)	(89,796)	(263,096)	(3,164)
Provision for recalls and other safety measures	159,899	256,981 *	356,749	4,290
Other	(4,113)	(5,340)	(5,576)	(67)

Liabilities for recalls and other safety measures at end of year	¥139,577	¥301,422	¥389,499	$4,684